Share-based compensation (Share Options - Narrative) (Details) $ in Thousands		1 Months Ended			12 Months Ended
	Mar. 04, 2019 USD ($)	Mar. 31, 2019 shares	Dec. 31, 2009 shares	Dec. 31, 2008 shares	Dec. 31, 2021 USD ($) installment shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Sep. 30, 2021 shares	Sep. 16, 2011 shares
Share-based compensation [Line Items]
Allocated Share-based Compensation Expense | $					$ 0	$ 470	$ 604
Shares authorized for issuance										43,000,000
Share-based Compensation | $					33,382	92,160	76,356
BIGOINC
Share-based compensation [Line Items]
Allocated Share-based Compensation Expense | $	$ 88,047
General and administrative expenses [Member]
Share-based compensation [Line Items]
Share-based Compensation | $					$ (45)	$ 42,406	$ 17,089
Employees [Member] | Vested in four equal installments over the following 48 months
Share-based compensation [Line Items]
Number of vesting installments | installment					2
Share Incentive Scheme [Member]
Share-based compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number						0	438,100
2011 Incentive Scheme [Member]
Share-based compensation [Line Items]
Awards granted (in shares)							438,100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period					893,000		1,065,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number						6,444,200
2011 Incentive Scheme [Member] | Employees [Member] | Vested after 24 months of the grant date and two equal installments over the following 24 months
Share-based compensation [Line Items]
Number of vesting installments | installment					3
Vesting percentage remaining					50.00%
Vesting percentage					50.00%
Vesting period					36 months
2011 Incentive Scheme [Member] | Employees [Member] | Vested in four equal installments over the following 48 months
Share-based compensation [Line Items]
Vesting period					24 months
Secondary vesting period					24 months
2011 Incentive Scheme [Member] | Employees [Member] | Vested in three equal installments over the following 36 months
Share-based compensation [Line Items]
Number of vesting installments | installment					1
Vesting percentage remaining					50.00%
Vesting percentage					50.00%
Vesting period					24 months
Secondary vesting period					12 months
Share options [Member] | Pre-2009 Scheme Options [Member] | Employees [Member]
Share-based compensation [Line Items]
Awards granted (in shares)			8,499,050	12,705,700
Share options [Member] | Pre-2009 Scheme Options [Member] | Non-employee [Member]
Share-based compensation [Line Items]
Awards granted (in shares)				3,832,290
Share options [Member] | 2011 Incentive Scheme [Member]
Share-based compensation [Line Items]
Allocated Share-based Compensation Expense | $						$ 2,222	$ 5,558	$ 7,134
Restricted shares | BIGOINC
Share-based compensation [Line Items]
Allocated Share-based Compensation Expense | $					$ 9,733	$ 38,618	$ 52,994
Restricted shares | 2011 Incentive Scheme [Member]
Share-based compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					7,888,160	4,541,086	16,041,327
Restricted shares | Bigo's Share Incentive Scheme [Member]
Share-based compensation [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options | $						$ 27,370
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					1 year 9 months 7 days
Restricted shares | Bigo's Share Incentive Scheme [Member] | BIGOINC
Share-based compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		38,042,760
Restricted shares | Bigo's Share Incentive Scheme [Member] | Vested in four equal installments over the following 48 months
Share-based compensation [Line Items]
Vesting period		48 months
Restricted shares | Bigo's Share Incentive Scheme [Member] | Vested in three equal installments over the following 36 months
Share-based compensation [Line Items]
Vesting period		36 months
Restricted share units [Member] | 2011 Incentive Scheme [Member]
Share-based compensation [Line Items]
Shares authorized for issuance									131,950,949
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					9,387,270	62,770,405	16,114,095
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options | $					$ 45,306
Share-based Compensation | $					$ 21,427	$ 47,514	$ 15,624
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					1 year 3 months 7 days